IMPACT OF THE COVID19 PANDEMIC (Details) - USD ($) $ in Thousands					3 Months Ended	12 Months Ended
	Apr. 29, 2021	Apr. 22, 2021	Feb. 02, 2021	Oct. 26, 2020	Mar. 31, 2021	Dec. 31, 2020	Apr. 15, 2021
IMPACT OF THE COVID19 PANDEMIC
Grants recognized		$ 4,831			$ 32,208	$ 62,312
CARES Act employee retention credit					$ 334	2,328
Subsequent Event
IMPACT OF THE COVID19 PANDEMIC
Grants recognized		$ 4,831
Grants receivable under Payroll Support Program PSP3							$ 34,547
Proceeds from government grants	$ 17,274		$ 16,104
U. S. Department of the Treasury CARES Act Loan
IMPACT OF THE COVID19 PANDEMIC
Grants recognized						62,312
Loan received				$ 45,000		$ 45,000